Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Schedule of Inventory

(in millions of Canadian dollars)	2018	2017
Finished goods	294	249
Raw materials	132	124
Supplies and spare parts	179	150
	605	523